SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Government subsidy income and Leases (Details) - CNY (¥)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Government grants received	¥ 208,000,000	¥ 889,000,000	¥ 27,440,000	¥ 33,665	¥ 23,364
Maximum
Remaining lease terms	4 years		4 years